Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 30, 2025	Jun. 30, 2023	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Repurchased shares			272,766,000
Repurchased shares			$ 3,000,000
Common stock shares repurchased				$ 1,486,000	$ 1,244,000
Stock issued during period shares acquisition		730,683
Share price		$ 4.03		$ 4.39	$ 3.68
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares acquisition				267,857
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares repurchased	$ 3,000,000.0
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Repurchased shares	67,534
Sale of stock price per share	$ 3.91
Repurchased shares	$ 264